Shareholder Fees {- Fidelity Growth Strategies K6 Fund}	Jan. 29, 2022 USD ($)
11.30 Fidelity Growth Strategies K6 Fund PRO-07 | Fidelity Growth Strategies K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none